January 31, 2020

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:
ETF Managers Trust (the “Trust”)
File Nos. 333-182274; 811-22310

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies on behalf of the Trust that (i) the form of prospectus for ETFMG Alternative Harvest ETF that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 117 to the Trust’s Registration Statement on Form N-1A (Accession No. 0001654954-20-000834), constituting the most recent amendment to the Trust’s Registration Statement on Form N-1A; and (ii) the text of Post-Effective Amendment No. 117 to the Trust’s Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on January 28, 2020.

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1232.

Very truly yours,

/s/ Eric D. Simanek